ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries, VIE and VIE’s subsidiaries. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and “Accumulated losses in excess of investment in subsidiaries, VIE and VIE’s subsidiaries.” The Company, its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements whereby the intercompany balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries, VIE and VIE’s subsidiaries is reported as share of income from subsidiaries, VIE and VIE’s subsidiaries in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2021 and 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2020, 2021 and 2022, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2021 AND 2022

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2021	2022
Assets
Current assets
Cash and cash equivalents	789	1,100
Restricted cash	3,657	—
Other short-term investments	—	1,021
Other current assets	549	161
Total current assets	4,995	2,282
Non-current assets
Deferred tax assets	254	—
Investments in subsidiaries, VIE and VIE’s subsidiaries	285,824	80,015
Other long-term investments	510	—
Investment in an equity investee	354	279
Total non-current assets	286,942	80,294
Total assets	291,937	82,576
Liabilities and shareholders’ equity
Current liability
Accrued liabilities and other current liabilities	7,126	5,575
Total current liability	7,126	5,575
Non-current liability
Other liabilities	459	2,071
Total non-current liability	459	2,071
Total liabilities	7,585	7,646
Commitments and contingencies	—	—
Shareholders’ equity
Ordinary shares	48	49
Treasury shares	(20,908)	(28,457)
Other shareholders’ equity	305,212	103,338
Total shareholders’ equity	284,352	74,930
Total liabilities and shareholders’ equity	291,937	82,576

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2020	2021	2022
Operating expenses
General and administrative expenses	(13,598)	(17,574)	(7,160)
Total operating expenses	(13,598)	(17,574)	(7,160)

Operating loss	(13,598)	(17,574)	(7,160)
Other losses, net	(409)	(242)	(7,925)
Fair value losses on derivative liabilities	(11,466)	—	—
Fair value losses on convertible notes	(4,433)	—	—
Share of profits/(losses) from subsidiaries, VIE and VIE’ subsidiaries	17,477	4,406	(185,431)
Loss before share of losses from an equity investee and income tax expense	(12,429)	(13,410)	(200,516)
Share of losses from an equity investee	(111)	(107)	(75)
Income tax expense	(78)	(114)	(284)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(12,618)	(13,631)	(200,875)
Net loss attributable to iClick Interactive Asia Group Limited	(12,618)	(13,631)	(200,875)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	5,001	3,340	(4,946)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(7,617)	(10,291)	(205,821)

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2020	2021	2022
Cash flows from operating activities
Net cash used in operating activities	(3,461)	(3,217)	(7,754)

Cash flows from investing activities
Purchase of other long-term investments	(19)	—	—
Investment in an equity investee	(412)	—	—
Redemption of time deposits	255	46	—
Capital contribution to subsidiaries	(77,655)	(53)	—
Amount due from subsidiaries	—	—	19,656
Acquisition of subsidiaries	(959)	(4,982)	(7,742)
Net cash (used in)/provided by investing activities	(78,790)	(4,989)	11,914

Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering	71,917	—	—
Proceeds from exercise of share options	1,305	661	68
Proceeds from issuance of convertible notes, net of transaction expenses	19,184	—	—
Redemption of convertible notes	(15,196)	—	—
Repurchase of ordinary shares	(5,677)	(10,687)	(7,574)
Purchase of interests in subsidiaries from non-controlling interests	(7,003)	—	—
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	—	17,010	—
Net cash provided by/(used in) financing activities	64,530	6,984	(7,506)
Net decrease in cash and cash equivalents and restricted cash	(17,721)	(1,222)	(3,346)